Stockholders' Equity (Deficit) - September 2024 Securities Purchase Agreement (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended		12 Months Ended
	Sep. 15, 2024	Mar. 04, 2024	Jan. 12, 2024	Nov. 09, 2023	Oct. 02, 2023	Sep. 07, 2023	Feb. 27, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)				2,904,269
Exercise price (in dollars per share)			$ 0.96	$ 2
Aggregate cost	$ 2,800	$ 4,000	$ 4,000		$ 4,000	$ 5,000	$ 10,000
Agent fees and other offering costs	300	500	400		400	400	700	$ 1,137	$ 1,135	$ 2,048	$ 0
Proceeds from issuance of warrants	$ 2,400	$ 3,500	$ 3,600	$ 6,500	$ 3,600	$ 4,600	$ 9,300
September Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)										462,948
Exercise price (in dollars per share)	$ 0.00001
Warrant exercise term after issuance	6 months
March Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)		4,624,280
Exercise price (in dollars per share)		$ 0.74
Placement Agent Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, gross proceeds and issued warrants percentage (as percent)	7.00%
First term	18 months
Estimated fair value of warrants	$ 100
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)	10,000,000
Purchase price (in dollars per share)	$ 0.55	$ 0.87	$ 1.09		$ 2	$ 7.43
Exercise price (in dollars per share)								$ 575		$ 575
Common Class A | September Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)	5,000,000
Exercise price (in dollars per share)	$ 0.575
Common Class A | Placement Agent Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)	500,000
Exercise price (in dollars per share)	$ 0.6325
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)	5,000,000